Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

18. LEASES

The Group leases certain office premises to support its core business system under non-cancelable leases. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses not to account for as separate components as the Group has elected the practical expedient. As of December 31, 2025, the Group had no long-term leases that were classified as a financing lease. There were no renewal options in these lease contracts. As of December 31, 2025, the Group did not have additional operating leases that have not yet commenced.

	For the year ended December 31, 2024	For the year ended December 31, 2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	8,734	8,442
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	3,696	—
Weighted average remaining lease term
Operating leases	1.41	0.37
Weighted average discount rate
Operating leases	4.13%	4.21%
Short-term lease cost	2,701	223

As of December 31, 2025, the maturity of operating lease liabilities are as follows:

The years ended December 31,	RMB
2026	1,153
2027	—
2028	—
Subtotal	1,153
Less imputed interest	8
Total	1,145

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended December 31, 2023, 2024 and 2025, total rental expense for all operating leases amounted to RMB17,597, RMB9,634 and RMB8,275, respectively.